As filed with the Securities and Exchange Commission on December 13, 2013

1933 Act Registration No. 033-44909

1940 Act Registration No. 811-06520

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 65	☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 67	☒

MANAGERS TRUST I

(Exact name of registrant as specified in charter)

800 Connecticut Avenue

Norwalk, Connecticut 06854

(Address of principal executive offices)

Registrant’s telephone number, including area code: (800) 835-3879

Gregory C. Davis

Rajib Chanda

Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

(Name and address of agent for service)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Amendment relates solely to Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund, each a series of Managers Trust I.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, Managers Trust I certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Norwalk and State of Connecticut, on the 13th day of December, 2013.

MANAGERS TRUST I

By:	/s/ Donald S. Rumery
Donald S. Rumery
Treasurer, Chief Financial Officer, and
Principal Financial Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Bruce B. Bingham*	Trustee	December 13, 2013
Bruce B. Bingham

/s/ Christine C. Carsman*	Trustee	December 13, 2013
Christine C. Carsman

/s/ William E. Chapman, II*	Trustee	December 13, 2013
William E. Chapman, II

/s/ Edward J. Kaier*	Trustee	December 13, 2013
Edward J. Kaier

/s/ Kurt Keilhacker*	Trustee	December 13, 2013
Kurt Keilhacker

/s/ Steven J. Paggioli*	Trustee	December 13, 2013
Steven J. Paggioli

/s/ Richard F. Powers III*	Trustee	December 13, 2013
Richard F. Powers III

/s/ Eric Rakowski*	Trustee	December 13, 2013
Eric Rakowski

/s/ Victoria Sassine*	Trustee	December 13, 2013
Victoria Sassine

/s/ Thomas R. Schneeweis*	Trustee	December 13, 2013
Thomas R. Schneeweis

/s/ Keitha L. Kinne	President and Principal Executive Officer	December 13, 2013
Keitha L. Kinne	(Principal Executive Officer)

/s/ Donald S. Rumery	Treasurer,	December 13, 2013
Donald S. Rumery	Chief Financial Officer, and
Principal Financial Officer
(Principal Accounting Officer)
(Principal Financial Officer)

*By:	/s/ Donald S. Rumery
Donald S. Rumery
Pursuant to Powers of Attorney incorporated herein by reference
Date: December 13, 2013

MANAGERS TRUST I

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX.101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX.101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase